SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT

26. SUBSEQUENT EVENT

On March 21, 2023, the Company announced the approval of the IPO of CSI Solar Co., Ltd. by China Securities Regulatory Commission on the Science and Technology Innovation Board (the “STAR Market”) of the Shanghai Stock Exchange (the “SSE”).